Short-Term Debt	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT

A summary of the Company's short-term borrowings are as follows (dollars in thousands):

	2016	2015	2014

Balance at end of year:
Securities sold under agreements to repurchase	$184,205	$141,869	$134,931
Federal Home Loan Bank advances	64,100	13,000	—

Avg. outstanding during the year:
Securities sold under agreements to repurchase	$157,215	$143,847	$133,769
Federal Funds purchased	—	193	—
Federal Home Loan Bank advances	18,850	1,159	—

Max. outstanding at any month end:
Securities sold under agreements to repurchase	$184,205	$166,507	$151,637
Federal Home Loan Bank advances	88,600	13,000	—

Weighted-average interest rate:
During the year:
Securities sold under agreements to repurchase	0.22%	0.22%	0.26%
Federal Funds purchased	—	0.64%	—
Federal Home Loan Bank advances	0.66%	0.53%	—
End of the year:
Securities sold under agreements to repurchase	0.19%	0.20%	0.26%
Federal Home Loan Bank advances	0.77%	0.51%	—

Through City National, the Company has purchased 61,641 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2016. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. Collateral pledged to the FHLB included approximately $1.9 billion at December 31, 2016 and $1.7 billion at December 31, 2015 in investment securities and one-to-four-family residential property loans.  In addition to the short-term financing discussed above and long-term financing (see Note Eleven) City National had an additional $1.6 billion available from unused portions of lines of credit with the FHLB and other financial institutions at both December 31, 2016 and 2015.